CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT (Schedule of Convertible Notes Liability Component) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT [Abstract]
Current liabilities	$ 4,000,000
Non-current liabilities	51,018,674
Total liability component	$ 55,018,674